Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Equity [Abstract]
Stockholders' equity
5	Stockholders' equity

Preferred stock

Series B Preferred Shares

During the year ended June 30, 2016, the Company issued an aggregate of 902,238 shares of Series B Preferred Stock at a purchase price of at $8.00 per share. Each share of Series B Preferred Stock is convertible into 0.25 shares of common stock equating to a conversion price of $32.00 (the "Conversion Price") and will automatically convert to common stock at the earlier of 24 hours following regulatory approval of VAL-083 with a minimum closing bid price of $80.00 or five years from the final closing date. The holders of the Series B Preferred Stock are entitled to an annual cumulative, in arrears, dividend at the rate of 9% payable quarterly. The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, March 31, and March 31 of each year commencing on June 30, 2016. Dividends are payable solely by delivery of shares of common stock, in an amount for each holder equal to the aggregate dividend payable to such holder with respect to the shares of Series B Preferred Stock held by such holder divided by the Conversion Price. The Series B Preferred Stock does not contain any repricing features. Each share of Series B Preferred Stock entitles its holder to vote with the common stock on an as-converted basis.

In addition, the Company and the holders entered into a royalty agreement, pursuant to which the Company will pay the holders of the Series B Preferred Stock, in aggregate, a low, single-digit royalty based on their pro rata ownership of the Series B Preferred Stock on products sold directly by the Company or sold pursuant to a licensing or partnering arrangement (the "Royalty Agreement").

Upon conversion of a holder's Series B Preferred Stock to common stock, such holder shall no longer receive ongoing royalty payments under the Royalty Agreement but will be entitled to receive any residual royalty payments that have vested. Rights to the royalties shall vest during the first three years following the applicable closing date, in equal thirds to holders of the Series B Preferred Stock on each of the three vesting dates, upon which vesting dates such royalty amounts shall become vested royalties.

Pursuant to the Series B Preferred Stock dividend, during the three months ended March 31, 2019, the Company issued 4,735 (2018 – 4,960) shares of common stock and recognized $23,202 (2018 – $46,626). During the nine months ended March 31, 2019, the Company issued 14,430 (2018 – 14,881) shares of common stock and recognized $75,477 (2018 – $142,358). These dividends have been recognized as a direct increase in accumulated deficit.

During the nine months ended March 31, 2019, 40,000 Series B Preferred shares were converted to 10,000 shares of common stock. There were no conversions during the three months ended March 31, 2019 and 2018 or for the nine months ended March 31, 2018. A total of 841,113 (2018 – 881,113) shares of Series B Preferred Stock are outstanding as of March 31, 2019, such that a total of 210,279 (2018 – 220,279) shares of common stock are issuable upon conversion of the Series B Preferred Stock as at March 31, 2019. Converted shares are rounded up to the nearest whole share.

Series A Preferred Shares

Effective September 30, 2014 pursuant to the Company's Valent Exchange Agreement (note 3), the Company filed a Certificate of Designation of Series A Preferred Stock (the "Series A Certificate of Designation") with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the "Series A Stated Value") and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

Common stock

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants	Accumulated deficit
		$	$	$	$
Nine months ended March 31, 2019
Balance – June 30, 2018	2,296,667	2,297	43,198,193	8,229,482	(52,441,337)

Exercise and exchange of warrants	296,667	297	2,920,695	(2,210,697)	-
Warrants issued for services	-	-	-	36,534	-
Conversion of Series B preferred stock to common stock	10,000	10	279,041	-	-
Series B Preferred stock dividend	14,430	14	75,463	-	(75,477)
Shares issued for services	2,269	2	10,267	-	-
Stock option expense	-	-	355,388	-	-
Performance stock unit expense	-	-	183,205	-	-
Series A Preferred cash dividend	-	-	-	-	(6,267)
Loss for the period	-	-	-	-	(5,465,486)

Balance – March 31, 2019	2,620,033	2,620	47,022,252	6,055,319	(57,988,567)

Three months ended March 31, 2019
Balance – December 31, 2018	2,614,342	2,614	46,851,817	6,046,587	(56,299,291)

Exercise and exchange of warrants – issue costs	-	-	(16,186)	-	-
Warrants issued for services	-	-	-	8,732	-
Series B Preferred stock dividend	4,735	5	23,197	-	(23,202)
Shares issued for services	956	1	3,512	-	-
Stock option expense	-	-	99,735	-	-
Performance stock unit expense	-	-	60,177	-	-
Series A Preferred cash dividend	-	-	-	-	(2,089)
Loss for the period	-	-	-	-	(1,663,985)

Balance – March 31, 2019	2,620,033	2,620	47,022,252	6,055,319	(57,988,567)

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants	Accumulated deficit
		$	$	$	$
Nine months ended March 31, 2018
Balance – June 30, 2017	1,450,963	1,451	36,678,344	4,570,574	(41,118,433)

Issuance of shares and warrants	800,000	800	6,191,785	2,752,751	-
Warrants exercised for cash	25,000	25	312,475	-	-
Warrants issued for services	-	-	-	155,204	-
Series B Preferred stock dividend	14,881	15	142,343	-	(142,358)
Shares issued for services	407	-	4,821	-	-
Stock option expense	-	-	430,673	-	-
Series A Preferred cash dividend	-	-	-	-	(6,267)
Loss for the period	-	-	-	-	(8,761,061)

Balance – March 31, 2018	2,291,251	2,291	43,760,441	7,478,529	(50,028,119)

Three months ended March 31, 2018
Balance – December 31, 2017	2,260,884	2,261	43,259,228	7,321,844	(47,046,347)

Warrants exercised for cash	25,000	25	312,475	-	-
Warrants issued for services	-	-	-	156,685	-
Series B Preferred stock dividend	4,960	5	46,621	-	(46,626)
Shares issued for services	407	-	4,821	-	-
Stock option expense	-	-	137,296	-	-
Series A Preferred cash dividend	-	-	-	-	(2,089)
Loss for the period	-	-	-	-	(2,933,057)

Balance – March 31, 2018	2,291,251	2,291	43,760,441	7,478,529	(50,028,119)

The issued and outstanding common shares at March 31, 2019 include 9,063 (June 30, 2018 – 91,276) shares of common stock on an as-exchanged basis with respect to the shares of Exchangeco that can be exchanged for shares of common stock of the Company.

Nine months ended March 31, 2018

On September 22, 2017, the Company completed a registered direct offering (the "2018 Registered Offering") of an aggregate of 800,000 shares of common stock and warrants to purchase an additional 800,000 shares of common stock at a price of $12.50 per share and related warrant for gross proceeds of $10.0 million. The warrants have an exercise price of $12.50 per share, are immediately exercisable and have a term of exercise of five years (the "2018 Investor Warrants").

The Company engaged a placement agent for the 2018 Registered Offering. Under the Company's engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 40,000 shares of common stock to the placement agent (the "2018 Agent Warrants"). The 2018 Agent Warrants are exercisable at a per share price of $12.50 and have a term of exercise of five years.

In addition to the cash commission and other placement agent fees, the Company also incurred additional cash issue costs of $254,664 resulting in net cash proceeds of $8,945,336.

2017 Omnibus Incentive Plan

As approved by the Company's stockholders at the annual meeting of stockholders held on April 11, 2018, on July 7, 2017, as amended on February 1, 2018, the Company's board of directors approved adoption of the Company's 2017 Omnibus Equity Incentive Plan (the "2017 Plan"). The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units ("PSUs") under the 2017 Plan. Under the 2017 Plan, 780,000 shares of Company common stock are reserved for issuance, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the "Legacy Plan") or that are subject to grants of stock options made, or that may be made, under the Legacy Plan. A total of 169,985 shares of common stock have been issued under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 122,698 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan. In addition, 120,000 PSU's have been issued under the 2017 Plan leaving a potential 367,317 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan. The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company's fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on or after July 7, 2027, but awards granted prior to that date may extend beyond that date.

Performance stock units

The Company's board of directors has granted PSUs under the 2017 Plan to the Company's directors. The awards represent the right to receive shares of the Company's common stock upon vesting of the PSU based on targets approved by the Company's board of directors related to the Company's fully diluted market capitalization. The PSUs vest at various fully diluted market capitalization levels with full vesting occurring upon the later of one year from the grant date and the Company achieving a fully diluted market capitalization of at least $500 million for five consecutive business days. The PSUs expire on July 7, 2022. There are 120,000 PSUs outstanding as of March 31, 2019 and June 30, 2018.

The Company has recognized $60,177 (2018 - $0) and $183,205 (2018 - $0) in expense related to the PSUs during the three and nine months ended March 31, 2019, respectively, with all of it being recognized as general and administrative expense. As at March 31, 2019 there was $342,936 (2018 - $0) in unrecognized compensation expense that will be recognized over the next 2.47 years.

The PSUs have been valued using the following assumptions:

Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term – years	1.67 to 3.24

Stock Options

The following table sets forth the stock options outstanding under all plans as of March 31, 2019:

	Number of stock options outstanding	Weighted average exercise price

Balance – June 30, 2018	262,683	24.27
Granted	30,000	6.10

Balance – March 31, 2019	292,683	22.40

The following table summarizes stock options currently outstanding and exercisable at March 31, 2019 under all plans:

Exercise price $	Number Outstanding	Weighted average remaining contractual life (years)	Number exercisable

6.10	30,000	9.60	6,666
7.00	5,451	9.23	-
8.70	12,000	8.59	12,000
9.83	83,647	9.14	23,235
10.60	3,600	9.03	1,200
11.70	30,000	3.91	30,000
14.98	2,500	3.17	2,500
20.00	13,125	2.52	13,125
21.10	15,900	7.51	8,700
29.60	4,500	5.84	4,500
32.00	3,000	0.17	3,000
37.60	4,500	6.86	4,500
40.00	1,250	0.50	1,250
41.00	4,000	7.61	3,111
42.00	41,250	3.81	41,250
44.80	3,000	6.86	3,000
49.50	22,460	5.31	18,458
53.20	8,000	7.10	7,555
61.60	1,500	4.00	1,500
92.00	3,000	4.17	3,000

	292,683		188,550

Included in the number of stock options outstanding are 2,500 stock options granted at an exercise price of CA $20.00. The exercise prices shown in the above table have been converted to US $14.98 using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options granted, and those being re-valued, have been valued using a Black-Scholes pricing model using the following assumptions:

March 31, 2019

Dividend rate	0%
Volatility	70.6% to 79.1%
Risk-free rate	2.1% to 3.2%
Term - years	0.1 to 3.0

The Company has recognized the following amounts as stock option expense for the periods noted:

	Three months ended March 31,		Nine months ended March 31,
	2019 $	2018 $	2019 $	2018 $

Research and development	12,889	9,145	64,466	130,546
General and administrative	86,846	128,151	290,922	300,127

	99,735	137,296	355,388	430,673

All of the stock option expense for the periods ended March 31, 2019 and 2018 has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at March 31, 2019 was $0 (2018 - $8,400) and the aggregate intrinsic value of stock options exercisable at March 31, 2019 was $0 (2018 - $2,800). As of March 31, 2019, there was $234,974 in unrecognized compensation expense that will be recognized over the next 2.61 years. No stock options granted under any plan have been exercised to March 31, 2019. Upon the exercise of stock options new shares will be issued.

A summary of the Company's unvested stock options under all plans is presented below:

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2018	138,160	14.39	7.63
Granted	30,000	6.10	2.56
Vested	(64,027)	14.82	7.88

Unvested at March 31, 2019	104,133	11.62	5.95

Warrants

Certain of the Company's warrants have been recognized as a derivative liability (note 4). The following table summarizes changes in the Company's outstanding warrants as of March 31, 2019:

Description	Number

Balance – June 30, 2018	1,428,128

Exercised for cash (i)	(197,500)
Cashless exchange (i)	(297,500)
Issued for services (ii)	14,000
Forfeited (iii)	(2,400)
Expired (iv)	(82,225)

Balance - March 31, 2019	862,503

i)	On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the "Warrant Exercise Agreements") with certain holders (the "Exercising Holders") of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the "Exercised Shares"). The Company received net proceeds of $726,481, comprising aggregate gross proceeds of $790,000 net of expenses of $63,519, from the exercise of the 2018 Investor Warrants.

In addition, in order to further induce the Exercising Holders to exercise the 2018 Investor Warrants, the Warrant Exercise Agreements also provided for the issuance of one share of common stock to the Exercising Holders in exchange for every three shares of common stock underlying the 2018 Investor Warrants held by the Exercising Holders that are not being exercised for cash pursuant to the Warrant Exercise Agreements, if any. On November 26, 2018, the Company issued an aggregate of 99,167 shares of common stock in exchange for 297,500 2018 Investor Warrants, resulting in a 198,333 reduction in the Company's total shares of common stock outstanding on a fully-diluted basis.

ii)	All of the warrants issued for services are exercisable at $9.00 with 12,000 expiring on September 15, 2023 and 2,000 expiring on October 11, 2021. Of the total, 12,000 vest pro rata monthly over twelve months commencing September 15, 2018 and 2,000 are fully vested as of November 11, 2018.

iii)	Warrants issued for services exercisable at $11.70 were forfeited upon termination of the underlying agreement.

iv)	Warrants issued for services exercisable at $70.40 expired September 12, 2018. In addition, warrants exercisable at $31.40 expired March 31, 2019.

The following table summarizes the Company's outstanding warrants as of March 31, 2019:

Description	Number	Exercise price $	Expiry date

2018 Investor	280,000	12.50	September 22, 2022
2017 Investor	207,693	35.00	April 19, 2022
2015 Investor	97,900	30.00	July 31, 2020
2013 Placement Agent	126,250	31.40	June 30, 2019
Issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	33,600	11.70	February 27, 2023
Issued for services	12,000	9.00	September 15, 2023
Issued for services	4,140	59.30	February 27, 2020
Issued for services	2,000	9.00	October 11, 2021
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,846	40.60	April 12, 2022
2016 Agent	10,396	40.00	May 12, 2021
2015 Agent	2,178	30.00	July 15, 2020
	862,503	24.80

5       Stockholders’ equity (deficiency)

Preferred stock

Authorized

5,000,000 preferred shares, $0.001 par value

Issued and outstanding

Special voting shares – at June 30, 2018 and 2017 – 1

Series A shares – at June 30, 2018 – 278,530 (June 30, 2017 – 278,530)

Series B shares – at June 30, 2018 – 881,113 (June 30, 2017 – 881,113)

Series B Preferred Shares

During the year ended June 30, 2016, the Company issued an aggregate of 902,238 shares of Series B Preferred Stock at a purchase price of at $8.00 per share. Each share of Series B Preferred Stock is convertible into 0.25 shares of common stock equating to a conversion price of $32.00 (the “Conversion Price”) and will automatically convert to common stock at the earlier of 24 hours following regulatory approval of VAL-083 with a minimum closing bid price of $80.00 or five years from the final closing date. The holders of the Series B Preferred Stock are entitled to an annual cumulative, in arrears, dividend at the rate of 9% payable quarterly. The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, December 31, and March 31 of each year commencing on June 30, 2016. Dividends are payable solely by delivery of shares of common stock, in an amount for each holder equal to the aggregate dividend payable to such holder with respect to the shares of Series B Preferred Stock held by such holder divided by the Conversion Price. The Series B Preferred Stock does not contain any repricing features. Each share of Series B Preferred Stock entitles its holder to vote with the common stock on an as-converted basis.

In addition, the Company and the holders entered into a royalty agreement, pursuant to which the Company will pay the holders of the Series B Preferred Stock, in aggregate, a low, single-digit royalty based on their pro rata ownership of the Series B Preferred Stock on products sold directly by the Company or sold pursuant to a licensing or partnering arrangement (the “Royalty Agreement”).

Upon conversion of a holder’s Series B Preferred Stock to common stock, such holder shall no longer receive ongoing royalty payments under the Royalty Agreement but will be entitled to receive any residual royalty payments that have vested. Rights to the royalties shall vest during the first three years following the applicable closing date, in equal thirds to holders of the Series B Preferred Stock on each of the three vesting dates, upon which vesting dates such royalty amounts shall become vested royalties.

Pursuant to the Series B Preferred Stock dividend, during the year ended June 30, 2018, the Company issued 19,841 (2017 – 20,045) shares of common stock and recognized $176,236 (2017 – $790,454) as a direct increase in accumulated deficit. During the year ended June 30, 2018, a total of 0 (2017 – 21,125) shares of Series B Preferred Stock were converted for an aggregate 0 (2017 – 5,281) shares of common stock.

A total of 881,113 (2017 – 881,113) shares of Series B Preferred Stock are outstanding as of June 30, 2018, such that a total of 220,279 (2017 – 220,279) shares of common stock are issuable upon conversion of the Series B Preferred Stock as at June 30, 2018. Converted shares are rounded up to the nearest whole share.

Series A Preferred Shares

Effective December 31, 2014 pursuant to the Company’s Valent Exchange Agreement (note 3), the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

Special voting shares

In connection with the Exchange Agreement (note 1), on the Reverse Acquisition Closing Date, the Company, Callco, Exchangeco and Computershare Trust Company of Canada (the “Trustee”) entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, Company issued one share of Special Voting Preferred Stock (the “Special Voting Share”) to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Share for the benefit of the holders of the shares of Exchangeco acquired as part of the Reverse Acquisition (the “Exchangeable Shares”) (other than the Company and any affiliated companies) (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Exchange Agreement and the Trust Agreement, on January 17, 2013, the Company filed a certificate of designation of Special Voting Preferred Stock (the “Special Voting Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Stock. The Special Voting Preferred Stock votes as a single class with the common stock and is entitled to a number of votes equal to the number of Exchangeable Shares of Exchangeco outstanding as of the applicable record date (i) that are not owned by the Company or any affiliated companies and (ii) as to which the holder has received voting instructions from the holders of such Exchangeable Shares in accordance with the Trust Agreement.

The Special Voting Preferred Stock is not entitled to receive any dividends or to receive any assets of the Company upon any liquidation, and is not convertible into common stock of the Company.

The voting rights of the Special Voting Preferred Stock will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Stock will be automatically cancelled at such time as the share of Special Voting Preferred Stock has no votes attached to it.

Common stock

Authorized

7,000,000 as at June 30, 2018 (2017 – 5,000,000) common shares, $0.001 par value

Issued and outstanding at June 30, 2018 – 2,296,667 (2017 – 1,450,963). The issued and outstanding common shares at June 30, 2018 include 91,276 (2017 –98,276) shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares.

Public offering financings

Year ended June 30, 2018

On September 22, 2017 the Company completed a registered direct offering (the “2018 Registered Offering”) of an aggregate of 800,000 shares of common stock and warrants to purchase an additional 800,000 shares of common stock at a price of $12.50 per share and related warrant for gross proceeds of $10.0 million. The warrants have an exercise price of $12.50 per share, are immediately exercisable and have a term of exercise of five years (the “2018 Investor Warrants”).

The Company engaged a placement agent for the 2018 Registered Offering. Under the Company’s engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 40,000 shares of common stock to the placement agent (the “2018 Agent Warrants”). The 2018 Agent Warrants are exercisable at a per share price of $12.50 and have a term of exercise of five years.

In addition to the cash commission and other placement agent fees, the Company also incurred additional cash issue costs of $254,664 resulting in net cash proceeds of $8,945,336.

Year ended June 30, 2017

On April 12, 2017 the Company completed a registered public offering (the “2017 Public Offering”) of an aggregate of 276,923 shares of common stock and warrants to purchase an additional 207,692 shares of common stock at a price of $32.50 per share and related warrant for gross proceeds of approximately $9.0 million. The related warrants have an exercise price of $35.00 per share, are immediately exercisable, and have a term of exercise of five years (the “2017 Investor Warrants”).

The Company engaged a placement agent for the 2017 Public Offering. Under the Company’s engagement agreement with the placement agent, the Company agreed to pay up to an 8% cash commission and issue warrants to purchase shares of common stock (the “2017 Agent Warrants”) up to the number of shares of common stock equal to 5% of the aggregate number of shares issued in the 2017 Public Offering. Pursuant to the placement agent agreement the Company issued 13,846 2017 Agent Warrants. The 2017 Agent Warrants are exercisable at a per share price equal to $40.60 and have a term of exercise of five years.

In addition to the cash commission the Company also incurred additional cash issue costs of $347,897 resulting in net cash proceeds of $7,932,107. The 2017 Agent Warrants have been recognized as non-cash issue costs of $424,401. Including the fair value of the 2017 Agent Warrants, total issue costs were $1,492,298.

Shares issued for services

During the year ended June 30, 2018, the Company issued 863 (2017 – 6,000) shares of common stock for services resulting in the recognition of $8,582 (2017 – $564,000) in expense. All of the shares issued for services for the year ended June 30, 2018 have been recognized as general and administrative expense and all of the shares issued for services for the year ended June 30, 2017 have been recognized as research and development expense.

2017 Omnibus Incentive Plan

As approved by the Company’s stockholders at the annual meeting of stockholders held on April 11, 2018, on July 7, 2017, as amended on February 1, 2018, the Company’s board of directors approved adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”). The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) under the 2017 Plan. Under the 2017 Plan, 780,000 shares of Company common stock are reserved for issuance, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”) or that are subject to grants of stock options made, or that may be made, under the Legacy Plan. A total of 169,985 shares of common stock, net of forfeitures, have been issued under the Legacy Plan and/or are subject to outstanding stock options granted under the Legacy Plan, and a total of 92,698 shares of common stock have been issued under the 2017 Plan and/or are subject to outstanding stock options granted under the 2017 Plan. In addition, 120,000 PSU’s have been issued under the 2017 Plan leaving a potential 397,317 shares of common stock available for issuance under the 2017 Plan if all such options under the Legacy Plan were exercised and no new grants are made under the Legacy Plan. The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on or after July 7, 2027, but awards granted prior to that date may extend beyond that date.

Performance stock units

The Company’s board of directors has granted PSUs under the 2017 Plan to the Company’s directors. The awards represent the right to receive shares of the Company’s common stock upon vesting of the PSU based on targets approved by the Company’s board of directors related to the Company’s fully diluted market capitalization. The PSUs vest at various fully diluted market capitalization levels with full vesting occurring upon the later of one year from the grant date and the Company achieving a fully diluted market capitalization of at least $500 million for five consecutive business days. The PSUs expire on July 7, 2022.

The following table sets forth the PSUs outstanding under the 2017 Plan as of June 30, 2018:

Number of PSUs outstanding
Balance – June 30, 2016 and 2017	—
Granted	140,000
Forfeited	(20,000)

Balance – June 30, 2018	120,000

The Company has recognized $48,624 (2017 – $0) in expense related to the PSUs during the year ended June 30, 2018 with all of it being recognized as general and administrative expense. As at June 30, 2018 there was $526,140 (2017 – $0) in unrecognized compensation expense that will be recognized over the next 3.24 years.

The PSUs have been valued using the following assumptions:

June 30, 2018
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term – years	1.67 to 3.24

Stock options

The following table sets forth the aggregate stock options outstanding under all plans as of June 30, 2018:

	Number of stock options outstanding	Weighted average exercise price
Balance – June 30, 2016	85,625	37.77
Granted	26,460	48.22

Balance – June 30, 2017	112,085	41.81
Granted	152,698	11.35
Forfeited	(2,100)	21.10

Balance – June 30, 2018	262,683	24.27

The following table summarizes stock options currently outstanding and exercisable under all plans at June 30, 2018:

Exercise price $	Number Outstanding at June 30, 2018	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2018
7.00	5,451	9.98	—
8.70	12,000	9.34	7,000
9.80	83,647	9.89	—
10.60	3,600	9.79	—
11.70	30,000	4.66	12,500
15.50	2,500	3.92	2,500
20.00	13,125	3.27	13,125
21.10	15,900	8.26	6,300
29.60	4,500	6.60	4,500
32.00	3,000	0.92	3,000
37.60	4,500	7.61	3,499
40.00	1,250	1.25	1,250
41.00	4,000	8.36	2,111
42.00	41,250	4.56	41,250
44.80	3,000	7.61	2,250
49.50	22,460	6.07	15,182
53.20	8,000	7.85	5,556
61.60	1,500	4.75	1,500
92.00	3,000	4.92	3,000
	262,683		124,523

Included in the number of stock options outstanding are 2,500 stock options granted at an exercise price of CA $20.00. The exercise prices for these stock options shown in the above table have been converted to $15.50 US$ using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested.

The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

	June 30, 2018	June 30, 2017
Dividend rate	0%	0%
Volatility	72.4 to 87.1%	77.5% to 88.7%
Risk-free rate	1.49% to 2.86%	1.00% to 1.74%
Term – years	0.6 to 3.03	3.0

The Company has recognized the following amounts as stock option expense for the periods noted:

	Years ended June 30,
	2018 $	2017 $
Research and development	140,870	77,706
General and administrative	355,055	47,041

	495,925	124,747

All of the stock option expense of $495,925 (2017 – $124,747) for the years ended June 30, 2018 and 2017 has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at June 30, 2018 was $0 (2017 – $56,783) and the aggregate intrinsic value of stock options exercisable at June 30, 2018 was $0 (2017 – $56,783). As at June 30, 2018 there was $527,271 in unrecognized compensation expense that will be recognized over the next 2.9 years. No stock options granted under the Plan have been exercised to June 30 2018. Upon the exercise of stock options new shares will be issued.

A summary of the status of the Company’s unvested stock options as at June 30, 2018 under all plans is presented below:

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2016	14,102	31.71	17.25
Granted	26,460	48.22	26.11
Vested	(8,759)	46.81	24.83

Unvested at June 30, 2017	31,803	48.09	25.74
Granted	152,698	11.35	6.01
Vested	(44,241)	27.81	15.02
Forfeited	(2,100)	21.10	11.32

Unvested at June 30, 2018	138,160	14.39	7.63

The aggregate intrinsic value of unvested stock options at June 30, 2018 was $0 (2017 – $0). The unvested stock options have a remaining weighted average contractual term of 8.81 (2017 – 9.35) years.

Stock option modifications

During the year ended June 30, 2018, certain stock options were modified pursuant to a separation agreement with the Company’s former President and Chief Operating Officer. A total of 6,760 options had their vesting accelerated such that they became fully vested on December 22, 2017, resulting in additional stock option expense of $93,777. In addition, a total of 21,860 options were modified such that their remaining exercise period was increased from one year to three years, resulting in additional stock option expense of $28,561.

Also, during the year ended June 30, 2018, certain stock options were modified pursuant to the resignation of the Company’s former Chairman. A total of 1,500 options had their vesting accelerated such that they became fully vested on June 2, 2018, resulting in additional stock option expense of $679. In addition, a total of 4,500 (including the 1,500 whose vesting was accelerated) options were modified such that their remaining exercise period was increased from 90 days to one year, resulting in additional stock option expense of $2,182.

Stock option liability

Certain of the Company’s stock options have been issued in CA$. Of these, a portion was classified as a stock option liability which was revalued at each reporting date. During the year ended June 30, 2017, the Company amended 4,375 of these stock options held by five optionees such that the exercise price of the options was adjusted to be denominated in US$. No other terms of the stock options were amended. As a result of the amendment, the Company recognized $85,094 in stock option liability expense and $260,969 was reclassified to equity during the year ended June 30, 2017.

Warrants

	Number of warrants	Amount $
Balance – June 30, 2016	152,171	1,658,382

Issuance of 2017 Investor Warrants(i)	207,693	2,526,336
Issuance of 2017 Agent Warrants(i)	13,846	424,401
Exercise of Valent Warrants(ii)	(12,500)	(89,432)
Exercise of 2015 Investor Warrants(iii)	(4,875)	(30,715)
Warrants issued for services(iv)	4,140	81,602

Balance – June 30, 2017	360,475	4,570,574

Issuance of 2018 Investor and 2018 Agent Warrants(v)	840,000	3,572,843
Exercise of 2018 Investor Warrants(v)	(25,000)	(106,335)
Warrants issued for services(iv)	42,000	192,400

Balance – June 30, 2018	1,217,475	8,229,482

__________

i)        As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $35.00 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $40.60 until April 12, 2022.

ii)       The Valent warrants were exercised at $15.40 (CA$20.00) for proceeds of $192,075.

iii)      The 2015 Investor Warrants are exercisable at a price of $30.00. The warrants expire on July 31, 2020. During the year ended June 30, 2018, nil (2017 – 4,875) warrants were exercised for proceeds of $0 (2017 – $146,250).

iv)      Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.

v)       As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.

Certain of the Company’s warrants have been recognized as a derivative liability (note 4).

The following table summarizes the changes in the Company’s outstanding warrants as of June 30, 2018:

Description	Number
Balance – June 30, 2017	662,891

Issuance of 2018 Investor Warrants	800,000
Exercise of 2018 Investor Warrants	(25,000)
Issuance of 2018 Agent Warrants	40,000
Warrants issued for services	42,000
Expiry of dividend warrants	(81,250)
Expiry of 2013 Investor Warrants	(10,513)

Balance – June 30, 2018	1,428,128

The following table summarizes the Company’s outstanding warrants as of June 30, 2018:

Description	Number	Exercise price $	Expiry date
2018 Investor	775,000	12.50	September 22, 2022
2017 Investor	207,693	35.00	April 19, 2022
2015 Investor	97,900	30.00	July 31, 2020
2013 Investor – Amended	77,850	31.40	March 31, 2019
2013 Placement Agent	126,250	31.40	June 30, 2019
Issued for services	26,500	30.00	July 31, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	36,000	11.70	February 27, 2023
Issued for services	4,375	70.40	September 12, 2018
Issued for services	4,140	59.30	February 27, 2020
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,846	40.60	April 12, 2022
2016 Agent	10,397	40.00	May 12, 2021 to June 8, 2021
2015 Agent	2,177	30.00	July 15, 2020
	1,428,128	20.80